Investments - Summary of movements in investment in joint ventures and associates (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination	R$ 40,547
Capital increase	13,140
Equity gain (loss)	(1,500)
Foreign exchange variation	2,894
Investments accounted for using equity method	55,081	R$ 0
CCLA Holdings [Member]
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination	32,604
Capital increase	13,140
Equity gain (loss)	(1,652)
Foreign exchange variation	2,356
Investments accounted for using equity method	46,448
Mexican Associates [Member]
Disclosure Of Movements In investment In Joint Ventures And Associates [Line Items]
Investments recognized as a result of business combination	7,943
Capital increase	0
Equity gain (loss)	152
Foreign exchange variation	538
Investments accounted for using equity method	R$ 8,633